SUBSEQUENT EVENTS (Details 3) (USD $)							0 Months Ended		0 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 13, 2013 Revolving Credit Facility [Member]	Feb. 25, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Feb. 25, 2013 Fourteenth Amendment to the Second Amended and Restated Credit Agreement Revolving Credit Facility [Member] Subsequent event	Dec. 31, 2012 Fourteenth Amendment to the Second Amended and Restated Credit Agreement Revolving Credit Facility [Member] Subsequent event	Mar. 17, 2013 Fifteenth Amendment to the Second Amended and Restated Credit Agreement Revolving Credit Facility [Member] Subsequent event	Apr. 13, 2013 Eagle Ford Hunter	Apr. 02, 2013 Eagle Ford Hunter Sixteenth Amendment to the Second Amended and Restated Credit Agreement Revolving Credit Facility [Member] Subsequent event	Apr. 23, 2013 Eagle Ford Hunter Seventeenth Amendment to the Second Amended and Restated Credit Agreement Revolving Credit Facility [Member] Subsequent event	Dec. 31, 2012 Eagle Ford Hunter Seventeenth Amendment to the Second Amended and Restated Credit Agreement Revolving Credit Facility [Member] Subsequent event
SUBSEQUENT EVENTS
Conforming borrowing base			$ 265,000,000	$ 350,000,000	$ 306,250,000		$ 350,000,000	$ 306,250,000				$ 265,000,000	$ 350,000,000
Principal amount							800,000,000	650,000,000
Possible future issuance of senior unsecured notes							200,000,000
Long-term debt, principal amount, outstanding	890,760,000	290,389,000			225,000,000	142,000,000	600,000,000
Automatic reduction in borrowing base per dollar of the principal amount of any senior unsecured notes issued by the Company in the future							0.25
Borrowing base per dollar of the principal amount of any senior unsecured notes issued by the Company in the future							$ 1.00
Numbers of business days prior to indenture delivery date (days)									3 days
Waiver of required percentage of consideration received for sale of disposal group (percent)											100.00%
Equity ownership interest sold (as a percent)										100.00%		100.00%
Number of days for extension of annual audited financial statements (days)												57 days
Number of days for extension of first quarter financial statements (days)												30 days